Pension Liabilities, Net (Schedule Of Changes In Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Fair value of plan assets at beginning of year	$ 7,396	$ 7,122
Acquisition of Nera
Actual return on plan assets	245	294
Employer contributions to plan	105	95
Expenses paid	(636)	(524)
Exchange rates differences	(619)	525
Actuarial gain (loss)	633	(116)
Fair value of plan assets at end of year	$ 7,124	$ 7,396